UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

                          CHARTWELL LARGE CAP CORE FUND

           [LOGO OMITTED] CHARTWELL SMALL CAP VALUE FUND


                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2004


                         THE ADVISORS' INNER CIRCLE FUND


   This information must be preceded or accompanied by a current prospectus.

        Investors should read the prospectus carefully before investing.

                          CHARTWELL LARGE CAP CORE FUND

Dear Shareholders:

The Chartwell Large Cap Core Fund (the "Fund") outperformed the S&P 500 Index for the 12 month period ending October 31, 2004. Our disciplines served us well in what turned out to be an unpredictable year in the equity markets.

Towards the end of 2003, our valuation disciplines forced us to sell most of our technology hardware names as their stock prices ran ahead of the earnings estimates and gravitated to price/earnings valuations over our stated maximum (1.25x the S&P 500 P/E multiple on forward earnings). Also, we reduced our weight in financials as we feel the risk/return trade-off was more balanced and somewhat uncertain given potential changes in the Federal Reserve (the "Fed") monetary policy and the shape of the yield curve. These proceeds were reinvested in other parts of the Fund and in larger cap stocks which had lagged.

The market was basically in a transition mode at the beginning of the year, as the need for stimulative monetary policy from the Fed waned in the face of clear evidence that the economy has recovered from the body blows it took from terrorism, Iraq, and the bursting of the technology bubble. An initial flurry of speculation in the early part of January was stopped in its tracks by perception that the Fed may be changing its accommodative policy stance. Subsequently, more cyclical sectors began underperforming and more defensive stocks began outperforming.

By mid-year, the stock market marked time as it continued its digestion of the impending rise in short-term interest rates and its transition to a later cycle environment. Oil prices per barrel went from the mid-$30 level to around $50 which caused the economy to slow its pace of recovery. As a result, interest rates on 10 year Treasury bonds fell from their recent peak of near 5% in June to a little over 4% by the end of September.

The backdrop in the market caused a fairly logical sector rotation. Energy stocks did well, again, and are now well ahead of all other sectors for year-to-date performance. Safe haven, non-cyclical stocks in the Utility and Telecommunications areas also did well. On the opposite side, Technology stocks suffered as bellweather companies like Cisco Systems and Intel released more pessimistic outlooks. Our technology stock selection contributed positively to performance during the year. The relative defensiveness of our strategy (an emphasis on companies with lower economic cyclicality) allowed us to avoid many of the laggard groups, such as Computer Hardware. Stocks such as Affiliated Computer Services and Amphenol were beneficial to performance.

Throughout the year, stock selection was favorable in Health Care (where our luck with Pharmacy Benefit Managers continued as Caremark Rx rose) and in Consumer

Discretionary (where our underweight as well as our emphasis on steady growers such as Fossil and Lowe's paid off in a weak group). Stock selection in the Consumer Staples sector also contributed positively to performance. Avon Products added during the year, was sold in June because the valuation exceeded our stated maximum.

Our outlook for corporate profits is that the positive rate of change will slow materially over the next six months. Having grown at above 20% for two years, earnings will face tougher comparisons on top of higher oil prices and slow to the 10+% range. This will allow companies with mid teens visible growth to start to look attractive on a relative basis. The Fed has now moved past the easing stage and the recovery is at an inflection point where the rising tide of lower short rates will no longer lift all stocks, especially in the lower quality realm. This is following wind for our style, and we have seen the beginnings of this trend throughout the year. The major offset has been the strength of the Energy group. Our bet is that this is a temporary issue.

We appreciate your investment in the Chartwell Large Cap Core Fund and look forward to a successful 2005.


/s/ George H. Burwell

George H. Burwell, CFA
Managing Partner & Portfolio Manager

                          CHARTWELL LARGE CAP CORE FUND

        Comparison of change in the value of a $10,000 Investment in the Large Cap Core Fund versus the S&P 500 Index, Russell 1000 Index and Lipper Large Cap Core Classification

                               [GRAPH OMITTED]

Plot Points for EDGAR Purposes as follows:

              Large Cap                                          Lipper Large
             Core Fund,          S&P 500       Russell 1000        Cap Core
            Advisor Class         Index            Index        Classification
3/1/02         $10,000           $10,000          $10,000           $10,000
10/02            7,276             8,088            8,108             8,057
10/03            8,683             9,771            9,918             9,516
10/04            9,545            10,691           10,843            10,086


                               [GRAPH OMITTED]

Plot Points for EDGAR Purposes as follows:

                Large Cap                                       Lipper Large
               Core Fund,         S&P 500      Russell 1000       Cap Core
           Institutional Class     Index           Index       Classification
10/1/99          $10,000          $10,000         $10,000          $10,000
10/99             10,290           10,633          10,672           10,574
10/00             10,891           11,281          11,639           11,604
10/01              9,949            8,472           8,608            8,628
10/02              7,859            7,192           7,351            7,234
10/03              9,382            8,687           8,992            8,544
10/04             10,332            9,506           9,831            9,056


                              AVERAGE ANNUAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2004

                                                      Since
                         1 Year   3 Year   5 Year   Inception*
   -------------------------------------------------------------
  Advisor Class            9.92%     n/a      n/a        -1.74%
  -------------------------------------------------------------
  Institutional Class     10.12%    1.27%    0.08%        0.65%

The performance data quoted herein represents past performance, and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Advisor had not limited certain expenses, the Fund's total return would have been lower.

* Advisor Class Shares were offered beginning March 1, 2002, and Institutional Class Shares were offered beginning October 1, 1999.

                         CHARTWELL SMALL CAP VALUE FUND

Dear Shareholders:

The stock market has trended sideways and is now beginning to shows signs of life now that the election has been decided with no controversy. Over the past year, worries about the war, terrorism, the close election and rising energy and commodity prices have held the market in check. However, the economic recovery has continued at a 3% plus pace and looks as if the market is predicting solid growth with a cyclical bias over the next six to nine months.

Small cap value stocks have continued to be the leaders in this market environment, nearly doubling large cap stock returns. Valuations and better growth prospects have driven small cap value stocks higher versus any other part of the equity markets.

Leading the small cap value market were the economically sensitive stocks in Basic Industries, Capital Spending and REIT's. This recovery has a more industrial flavor than consumer. During the recession of 2001 and early 2002, the consumer was driving the market as industrial America was still recovering from overcapacity. Commodities such as copper, gold, silver and nickel broke out of their ten year downturn due to a global recovery, specifically due to China and India. Steel stocks benefited from a decade long of restructuring. Shortages around the globe of precious metals and other building materials continue to persist forcing these stocks to make all-time highs. The need for yield has pushed REIT prices to levels never seen before. This may be the most expensive sector in the small cap value universe as retail investors (i.e. baby boomers) are buying these stocks regardless of fundamentals with the assumption that their dividend yields are safe. The backdrop for these positive returns has been generation low interest rates that had a short blip up in April but fell back down to the 4% range.

Our total return for the year ended October 31, 2004 was 16.85% (net, Institutional Class) versus 17.99% for the Russell 2000 Value benchmark. On a relative basis, the best performing sectors were Consumer Services, Business Services and Utilities. Our consumer area was led by strong stock performers like Quicksilver and American Eagle Outfitters, both mall based apparel retailers with solid unit growth and same store sales. Other fine performers were Fossil, a distributor of watches and accessories and Choice Hotels, a hotel franchiser benefiting from a booming hotel recovery. In Business Services, the top performing stock was Copart, a provider of salvage vehicle auction services. Lastly, our Utilities selections were powered by two western based companies, El Paso Electric and PNM Resources, both experiencing strong customer growth.

Two sectors that hurt performance were Technology and REIT's. In the technology area, a slight overweight and poor stock selection hurt relative performance. An overweight in semiconductors as they began to decline in April/May was a contributing factor. Lastly, REIT's underperformed solely due to our underweight as the post April sell-off was followed by strong performance throughout the summer and early Fall of 2004. We maintained an underweight due to the overvaluation.

We remain committed to our investment approach which emphasizes selecting attractively valued small cap companies with a bias toward the better quality companies available to us in our universe. We continue to implement this philosophy on a consistent basis with long-term goals in mind.

We thank you for the trust you have placed in us.


/s/ David C. Dalrymple

David C. Dalrymple, CFA
Managing Partner & Portfolio Manager

                         CHARTWELL SMALL CAP VALUE FUND

        Comparison of change in the value of a $10,000 Investment in the Small Cap Value Fund versus the S&P 500 Index, Russell 2000 Value Index and Lipper Small Cap Value Classification

                               [GRAPH OMITTED]

Plot Points for EDGAR Purposes as follows:

               Small Cap                                          Lipper Small
              Value Fund,         S&P 500        Russell 2000       Cap Value
             Advisor Class         Index          Value Index    Classification
3/1/02          $10,000           $10,000           $10,000          $10,000
10/02             8,140             8,088             8,406            8,560
10/03            10,076             9,771            11,793           11,779
10/04            11,739            10,691            13,914           13,729

                               [GRAPH OMITTED]

Plot Points for EDGAR Purposes as follows:

                Small Cap                                         Lipper Small
               Value Fund,          S&P 500      Russell 2000       Cap Value
           Institutional Class       Index        Value Index    Classification
10/1/99          $10,000            $10,000         $10,000          $10,000
10/99              9,810             10,633           9,800            9,814
10/00             12,902             11,281          11,495           11,545
10/01             13,712              8,472          12,501           12,685
10/02             13,269              7,192          12,185           12,446
10/03             16,462              8,687          17,094           17,126
10/04             19,236              9,506          20,170           19,962


                              AVERAGE ANNUAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2004

                                                      Since
                         1 Year   3 Year   5 Year   Inception*
  -------------------------------------------------------------
  Advisor Class           16.50%     n/a      n/a         6.20%
  -------------------------------------------------------------
  Institutional Class     16.85%   11.94%   14.42%       13.74%

The performance data quoted herein represents past performance, and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Advisor had not limited certain expenses, the Fund's total return would have been lower.

* Advisor Class Shares were offered beginning March 1, 2002, and Institutional Class Shares were offered beginning October 1, 1999.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

SECTOR WEIGHTINGS (UNAUDITED)+:

                               [BAR CHART OMITTED]

Medical Products & Services                                               17.00%
Computers & Services                                                      16.62%
Financial Services                                                        10.07%
Commercial Services                                                        8.46%
Retail                                                                     6.48%
Banks                                                                      6.45%
Household Products                                                         5.27%
Cash Equivalent                                                            4.66%
Beauty Products                                                            4.15%
Insurance                                                                  3.37%
Petroleum Refining                                                         3.32%
Gas/Natural Gas                                                            2.96%
Electronics Manufacturing                                                  2.90%
Communications                                                             2.65%
Food, Beverage & Tobacco                                                   2.18%
Paper & Paper Products                                                     0.87%
Electrical Services                                                        0.85%
Aircraft                                                                   0.72%
Printing & Publishing                                                      0.67%
Consumer Products                                                          0.35%

+ Percentages are based on total investments.

SHARES     CHARTWELL LARGE CAP CORE FUND                              VALUE
-------------------------------------------------------------------------------
           COMMON STOCK (94.40%)
           AIRCRAFT (0.71%)
   1,495   Northrop Grumman....................................     $    77,366
                                                                    -----------
           BANKS (6.39%)
   5,388   Citigroup...........................................         239,065
   2,125   Popular.............................................          54,655
   3,215   State Street........................................         144,836
   4,322   Wells Fargo.........................................         258,110
                                                                    -----------
                                                                        696,666
                                                                    -----------
           BEAUTY PRODUCTS (4.11%)
   2,915   Alberto-Culver......................................         130,767
   6,195   Procter & Gamble....................................         317,060
                                                                    -----------
                                                                        447,827
                                                                    -----------
           COMMERCIAL SERVICES (8.37%)
  15,585   Accenture, Cl A*....................................         377,313
   1,595   Dun & Bradstreet*...................................          90,213
   1,975   Fiserv*.............................................          70,191
   1,735   Hewitt Associates, Cl A*............................          48,632
   1,430   Johnson Controls....................................          82,011
   7,860   Tyco International..................................         244,839
                                                                    -----------
                                                                        913,199
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

SHARES     CHARTWELL LARGE CAP CORE FUND  (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
           COMMUNICATIONS (2.63%)
   1,700   Alltel..............................................     $    93,381
   7,200   Cisco Systems*......................................         138,312
     835   L-3 Communications Holdings.........................          55,052
                                                                    -----------
                                                                        286,745
                                                                    -----------
           COMPUTERS & SERVICES (16.46%)
   5,150   Affiliated Computer Services*.......................         280,933
   4,815   CDW.................................................         298,674
   6,400   Diebold.............................................         306,240
   7,167   Hewlett-Packard.....................................         133,736
   2,548   International Business Machines.....................         228,683
   1,890   Jabil Circuit*......................................          45,946
  15,040   Microsoft...........................................         420,970
   3,020   Sungard Data Systems*...............................          80,000
                                                                    -----------
                                                                      1,795,182
                                                                    -----------
           CONSUMER PRODUCTS (0.35%)
   1,277   Fossil*.............................................          38,004
                                                                    -----------
           ELECTRICAL SERVICES (0.84%)
   2,315   Exelon..............................................          91,720
                                                                    -----------
           ELECTRONICS MANUFACTURING (2.87%)
   9,115   Amphenol, Cl A*.....................................         312,918
                                                                    -----------
           FINANCIAL SERVICES (9.97%)
   1,895   Doral Financial.....................................          79,552
   3,750   Fannie Mae..........................................         263,063
   3,927   Freddie Mac.........................................         261,538
   5,675   MBNA................................................         145,450
   3,085   Merrill Lynch.......................................         166,405
   3,347   Morgan Stanley......................................         170,998
                                                                    -----------
                                                                      1,087,006
                                                                    -----------
           FOOD, BEVERAGE & TOBACCO (2.15%)
   3,141   Anheuser-Busch......................................         156,893
   1,755   JM Smucker..........................................          78,097
                                                                    -----------
                                                                        234,990
                                                                    -----------
           GAS/NATURAL GAS (2.93%)
   7,585   Praxair.............................................         320,087
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

SHARES     CHARTWELL LARGE CAP CORE FUND  (CONTINUED)                 VALUE
-------------------------------------------------------------------------------
           HOUSEHOLD PRODUCTS (5.22%)
  14,471   General Electric....................................     $   493,750
   1,615   Valspar.............................................          75,356
                                                                    -----------
                                                                        569,106
                                                                    -----------
           INSURANCE (3.33%)
   5,985   American International Group........................         363,349
                                                                    -----------
           MEDICAL PRODUCTS & SERVICES (16.83%)
   5,802   Abbott Laboratories.................................         247,339
   2,190   Boston Scientific*..................................          77,307
     970   C.R. Bard...........................................          55,096
   4,215   Caremark Rx*........................................         126,323
     765   Cooper..............................................          53,818
   3,195   Dentsply International..............................         166,172
   1,300   Forest Laboratories*................................          57,980
   2,038   Hospira*............................................          65,033
   1,615   Medco Health Solutions*.............................          54,765
  14,425   Pfizer..............................................         417,604
     965   Quest Diagnostics...................................          84,476
   2,915   Respironics*........................................         148,927
   7,855   Teva Pharmaceutical Industries ADR..................         204,230
   1,860   Waters*.............................................          76,799
                                                                    -----------
                                                                      1,835,869
                                                                    -----------
           PAPER & PAPER PRODUCTS (0.86%)
   3,945   Pactiv*.............................................          93,457
                                                                    -----------
           PETROLEUM REFINING (3.29%)
   7,281   Exxon Mobil.........................................         358,371
                                                                    -----------
           PRINTING & PUBLISHING (0.67%)
   1,685   Tribune.............................................          72,792
                                                                    -----------
           RETAIL (6.42%)
   1,990   Brinker International*..............................          64,277
   3,145   Lowe's..............................................         177,001
   2,625   Regis...............................................         112,350
   1,840   Target..............................................          92,037
   4,710   Wal-Mart Stores.....................................         253,963
                                                                    -----------
                                                                        699,628
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

SHARES        CHARTWELL LARGE CAP CORE FUND  (CONCLUDED)              VALUE
-------------------------------------------------------------------------------
           TOTAL COMMON STOCK
             (Cost $10,181,295)................................     $10,294,282
                                                                    -----------
           CASH EQUIVALENT (4.61%)
 503,406   SEI Daily Income Trust, Prime Obligation Fund, Cl A.         503,406
                                                                    -----------
           TOTAL CASH EQUIVALENT
             (Cost $503,406)...................................         503,406
                                                                    -----------

           TOTAL INVESTMENTS (99.01%)
             (Cost $10,684,701)................................     $10,797,688
                                                                    ===========

Percentages are based on net assets of $10,905,128.
* Non-income producing security
ADR -- American Depositary Receipt
Cl -- Class

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

SECTOR WEIGHTINGS (UNAUDITED)+:

                              [BAR CHART OMITTED]

Banks                                                                     13.44%
Real Estate Investment Trusts                                              9.17%
Computers & Services                                                       7.05%
Machinery                                                                  6.55%
Retail                                                                     4.77%
Petroleum & Fuel Products                                                  4.67%
Insurance                                                                  4.52%
Metals                                                                     4.50%
Cash Equivalent                                                            4.08%
Electrical Services                                                        4.06%
Medical Products & Services                                                3.25%
Aerospace & Defense                                                        2.96%
Semi-Conductors/Instruments                                                2.89%
Communications                                                             2.85%
Building & Construction Supplies                                           2.83%
Automotive                                                                 2.67%
Consumer Products                                                          2.38%
Gas/Natural Gas                                                            2.24%
Food, Beverage & Tobacco                                                   2.09%
Trucking                                                                   2.05%
Apparel Manufacturing                                                      1.80%
Rubber & Plastic                                                           1.58%
Business Services                                                          1.52%
Beauty Products                                                            1.34%
Chemicals                                                                  1.34%
Coal Mining                                                                1.32%
Environmental Services                                                     1.12%
Printing & Publishing                                                      0.96%

+ Percentages are based on total investments.

SHARES     CHARTWELL SMALL CAP VALUE FUND                             VALUE
-------------------------------------------------------------------------------
           COMMON STOCK (96.21%)
           AEROSPACE & DEFENSE (2.97%)
  25,625   AAR*................................................     $   301,094
  29,825   BE Aerospace*.......................................         255,898
  15,175   Herley Industries*..................................         266,625
                                                                    -----------
                                                                        823,617
                                                                    -----------
           APPAREL MANUFACTURING (1.81%)
  12,175   Quiksilver*.........................................         331,769
   6,375   Unifirst............................................         169,447
                                                                    -----------
                                                                        501,216
                                                                    -----------
           AUTOMOTIVE (2.68%)
   2,550   ArvinMeritor........................................          47,583
   6,825   Dollar Thrifty Automotive Group*....................         164,619
  10,450   GATX................................................         285,076
  13,375   TRW Automotive Holdings*............................         245,565
                                                                    -----------
                                                                        742,843
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                VALUE
-------------------------------------------------------------------------------
           BANKS (13.48%)
  12,050   Bancorpsouth........................................     $   286,669
  17,775   Brookline Bancorp...................................         275,335
   8,685   Cullen/Frost Bankers................................         425,565
  19,750   Dime Community Bancshares...........................         317,185
   9,725   First Midwest Bancorp...............................         339,500
   5,525   Harbor Florida Bancshares...........................         177,021
   9,000   Independence Community Bank.........................         338,670
   9,550   Pacific Capital Bancorp.............................         303,977
  14,075   Republic Bancorp....................................         235,193
  10,600   South Financial Group...............................         318,212
  13,750   Umpqua Holdings.....................................         342,100
  10,175   United Bankshares...................................         373,117
                                                                    -----------
                                                                      3,732,544
                                                                    -----------
           BEAUTY PRODUCTS (1.35%)
  15,550   Elizabeth Arden*....................................         372,889
                                                                    -----------
           BUILDING & CONSTRUCTION SUPPLIES (2.84%)
  17,000   ABM Industries......................................         352,750
   3,750   Chemed..............................................         226,688
   2,975   Eagle Materials.....................................         205,602
                                                                    -----------
                                                                        785,040
                                                                    -----------
           BUSINESS SERVICES (1.52%)
  14,425   Overland Storage*...................................         207,864
  21,250   Source Interlink*...................................         214,200
                                                                    -----------
                                                                        422,064
                                                                    -----------
           CHEMICALS (1.35%)
  22,475   Agrium..............................................         372,860
                                                                    -----------
           COAL MINING (1.32%)
  10,325   Consol Energy.......................................         365,505
                                                                    -----------
           COMMUNICATIONS (2.86%)
   9,525   Belden..............................................         211,741
  12,619   Encore Wire*........................................         155,340
  19,250   Standard Microsystems*..............................         423,885
                                                                    -----------
                                                                        790,966
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                VALUE
-------------------------------------------------------------------------------
           COMPUTERS & SERVICES (7.07%)
  17,025   Aspect Communications*..............................     $   161,993
  32,025   Borland Software*...................................         327,936
   8,050   Internet Security Systems*..........................         175,168
  20,450   Keane*..............................................         323,315
  20,625   Komag*..............................................         350,109
  13,375   NetIQ*..............................................         169,595
  15,600   Progress Software*..................................         309,816
  28,225   SonicWALL*..........................................         141,125
                                                                    -----------
                                                                      1,959,057
                                                                    -----------
           CONSUMER PRODUCTS (2.38%)
   4,525   Fossil*.............................................         134,664
   7,000   Jarden*.............................................         245,840
  10,100   Yankee Candle*......................................         279,770
                                                                    -----------
                                                                        660,274
                                                                    -----------
           ELECTRICAL SERVICES (4.08%)
  36,875   CMS Energy*.........................................         345,150
  13,825   El Paso Electric*...................................         230,186
  18,575   GrafTech International*.............................         172,005
  16,375   PNM Resources.......................................         381,210
                                                                    -----------
                                                                      1,128,551
                                                                    -----------
           ENVIRONMENTAL SERVICES (1.12%)
  25,025   Casella Waste Systems, Cl A*........................         310,810
                                                                    -----------
           FOOD, BEVERAGE & TOBACCO (2.10%)
   6,325   Hain Celestial Group*...............................         102,338
  13,025   Ralcorp Holdings*...................................         478,669
                                                                    -----------
                                                                        581,007
                                                                    -----------
           GAS/NATURAL GAS (2.24%)
   5,575   Laclede Group.......................................         168,086
   8,725   Northwest Natural Gas...............................         276,582
   6,825   Vectren.............................................         176,563
                                                                    -----------
                                                                        621,231
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)               VALUE
-------------------------------------------------------------------------------
           INSURANCE (4.53%)
   6,375   AmerUs Group........................................     $   266,347
  17,525   Argonaut Group*.....................................         324,388
   9,025   RLI.................................................         343,221
  14,250   Scottish Re Group...................................         320,625
                                                                    -----------
                                                                      1,254,581
                                                                    -----------
           MACHINERY (6.57%)
  10,350   Albany International................................         310,707
   8,150   Bucyrus International, Cl A*........................         244,500
   3,670   Gardner Denver*.....................................         110,027
   4,175   Global Imaging Systems*.............................         146,960
  31,850   Global Power Equipment Group*.......................         256,711
  13,125   Kadant*.............................................         236,906
  11,750   Oil States International*...........................         215,730
  17,525   Stewart & Stevenson Services........................         297,925
                                                                    -----------
                                                                      1,819,466
                                                                    -----------
           MEDICAL PRODUCTS & SERVICES (3.26%)
  12,700   Amsurg*.............................................         297,053
  15,575   Angitech Pharmaceuticals*...........................         284,711
  19,550   LKQ*................................................         319,936
                                                                    -----------
                                                                        901,700
                                                                    -----------
           METALS (4.51%)
  46,868   Crown Holdings*.....................................         531,952
  11,785   Kaydon..............................................         348,836
  14,798   NN..................................................         163,518
  16,550   Stillwater Mining*..................................         204,558
                                                                    -----------
                                                                      1,248,864
                                                                    -----------
           PETROLEUM & FUEL PRODUCTS (4.68%)
  12,100   Helmerich & Payne...................................         345,455
  12,325   Remington Oil & Gas*................................         313,548
   5,700   SEACOR Holdings*....................................         271,377
  17,950   W-H Energy Services*................................         365,282
                                                                    -----------
                                                                      1,295,662
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)               VALUE
-------------------------------------------------------------------------------
           PRINTING & PUBLISHING (0.97%)
  16,625   Journal Communications, Cl A........................     $   267,995
                                                                    -----------
           REAL ESTATE INVESTMENT TRUSTS (9.20%)
  19,725   BioMed Realty Trust*................................         358,600
   7,250   BRE Properties, Cl A................................         289,275
  23,325   Cedar Shopping Centers*.............................         315,587
  12,075   First Potomac Realty Trust..........................         244,157
  16,500   Innkeepers USA Trust................................         228,525
   6,075   Kilroy Realty.......................................         241,481
   7,775   PS Business Parks...................................         341,478
  13,000   Ramco-Gershenson Properties.........................         351,000
   5,850   Reckson Associates Realty...........................         177,548
                                                                    -----------
                                                                      2,547,651
                                                                    -----------
           RETAIL (4.79%)
   9,000   Big 5 Sporting Goods*...............................         228,510
  10,650   Electronics Boutique Holdings*......................         363,591
  11,750   Fred's..............................................         205,978
  10,475   Linens `N Things*...................................         252,238
  17,725   O'Charleys*.........................................         275,092
                                                                    -----------
                                                                      1,325,409
                                                                    -----------
           RUBBER & PLASTIC (1.59%)
   9,200   Cooper Tire & Rubber................................         179,216
  34,300   PolyOne*............................................         259,651
                                                                    -----------
                                                                        438,867
                                                                    -----------
           SEMI-CONDUCTORS/INSTRUMENTS (2.89%)
  21,875   Fairchild Semiconductor International*..............         314,344
  30,675   Integrated Device Technology*.......................         362,578
   7,625   Technitrol*.........................................         124,440
                                                                    -----------
                                                                        801,362
                                                                    -----------
           TRUCKING (2.05%)
   5,200   Arkansas Best.......................................         203,268
  15,225   Sirva*..............................................         365,400
                                                                    -----------
                                                                        568,668
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)               VALUE
-------------------------------------------------------------------------------
           TOTAL COMMON STOCK
             (Cost $23,929,019)................................     $26,640,699
                                                                    -----------
           CASH EQUIVALENT (4.09%)
1,133,365  SEI Daily Income Trust, Prime Obligation Fund, Cl A.       1,133,365
                                                                    -----------
           TOTAL CASH EQUIVALENT
             (Cost $1,133,365).................................       1,133,365
                                                                    -----------
           TOTAL INVESTMENTS (100.30%)
             (Cost $25,062,384)................................     $27,774,064
                                                                    ===========

Percentages are based on net assets of $27,691,571.
* Non-income producing security
Cl -- Class

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES             THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

                                                  CHARTWELL         CHARTWELL
                                               LARGE CAP CORE    SMALL CAP VALUE
                                                    FUND              FUND
                                               ---------------   ---------------
Assets:
   Investments in securities, at value
     (identified cost $10,684,701 and
     $25,062,384, respectively) ............       $10,797,688       $27,774,064
   Cash ....................................           309,487                --
   Receivables:
     Investment securities sold ............                --           431,806
     Dividends .............................             7,833            22,598
                                                   -----------       -----------
   Total Assets ............................        11,115,008        28,228,468
                                                   -----------       -----------
Liabilities:
   Payables:
     Investment securities purchased .......           190,026           496,875
     Advisory fees .........................             1,823            12,140
     Trustees' fees ........................             1,042             1,211
     Administration fees ...................               900             2,330
     Distribution fees .....................                 2                 1
     Other accrued expenses ................            16,087            24,340
                                                   -----------       -----------
   Total Liabilities .......................           209,880           536,897
                                                   -----------       -----------
   Net Assets ..............................       $10,905,128       $27,691,571
                                                   ===========       ===========
Net Assets:
   Paid-in-Capital .........................       $15,216,382       $21,065,379
   Undistributed net investment income .....            33,034             3,466
   Accumulated net realized gain/(loss)
     on investments ........................        (4,457,275)        3,911,046
   Net unrealized appreciation
     on investments ........................           112,987         2,711,680
                                                   -----------       -----------
   Net Assets -- 100.0% ....................       $10,905,128       $27,691,571
                                                   ===========       ===========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Advisor Class
     ($955 / 100 shares and $1,174 / 69
     shares, respectively) .................             $9.55            $17.00
                                                         =====            ======
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class
     ($10,904,173 / 1,136,861 shares and
     $27,690,397 / 1,623,001 shares,
     respectively) .........................             $9.59            $17.06
                                                         =====            ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND

                                                                   CHARTWELL
                                                                LARGE CAP CORE
                                                                     FUND
-------------------------------------------------------------------------------
                                                                     YEAR
                                                                     ENDED
                                                                  OCTOBER 31,
                                                                     2004
-------------------------------------------------------------------------------
Investment Income:
   Dividend Income ..........................................     $ 89,206
   Interest Income ..........................................        3,510
   Less foreign taxes withheld ..............................         (305)
-------------------------------------------------------------------------------
     Total Investment Income ................................       92,411
-------------------------------------------------------------------------------
Expenses:
   Advisory Fees (Note 5) ...................................       35,767
   Administration Fees (Note 4) .............................        7,153
   Trustees' Fees ...........................................        1,740
   Distribution Fees -- Advisor Class (Note 4) ..............            2
   Transfer Agent Fees ......................................       20,281
   Professional Fees ........................................       12,096
   Custody Fees .............................................        4,793
   Printing Fees ............................................        3,482
   Registration Fees ........................................        1,521
   Insurance and Other Fees .................................        1,716
-------------------------------------------------------------------------------
   Total Expenses ...........................................       88,551
     Less: -Advisory Fee Waiver (Note 5) ....................      (34,899)
-------------------------------------------------------------------------------
   Total Net Expenses .......................................       53,652
-------------------------------------------------------------------------------
     Net Investment Income ..................................       38,759
-------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss) on Investments:
   Net Realized Gain on Investments .........................      811,421
   Net Change in Unrealized Depreciation on Investments .....       (6,172)
-------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments ..........      805,249
-------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations .....     $844,008
===============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND

                                                                   CHARTWELL
                                                                SMALL CAP VALUE
                                                                     FUND
-------------------------------------------------------------------------------
                                                                     YEAR
                                                                     ENDED
                                                                  OCTOBER 31,
                                                                     2004
-------------------------------------------------------------------------------
Investment Income:
   Dividend Income ..........................................   $  300,977
   Interest Income ..........................................       10,365
   Less: Foreign Tax Withheld ...............................         (305)
-------------------------------------------------------------------------------
     Total Investment Income ................................      311,037
-------------------------------------------------------------------------------
Expenses:
   Advisory Fees (Note 5) ...................................      208,337
   Administration Fees (Note 4) .............................       26,042
   Trustees' Fees ...........................................        7,389
   Distribution Fees - Advisor Class (Note 4) ...............          286
   Professional Fees ........................................       35,569
   Transfer Agent Fees ......................................       27,706
   Printing Fees ............................................       21,555
   Custody Fees .............................................        8,929
   Registration Fees ........................................        1,961
   Insurance and Other Fees .................................        4,510
-------------------------------------------------------------------------------
   Total Expenses ...........................................      342,284
     Less: -Advisory Fee Waiver (Note 5) ....................      (55,916)
-------------------------------------------------------------------------------
   Total Net Expenses .......................................      286,368
-------------------------------------------------------------------------------
     Net Investment Income ..................................       24,669
-------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss) on Investments:
   Net Realized Gain on Investments .........................    4,768,509
   Net Change in Unrealized Depreciation on Investments .....     (646,374)
-------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments ..........    4,122,135
-------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations .....   $4,146,804
===============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

                                                           CHARTWELL LARGE CAP CORE FUND
                                                 -------------------------------------------------
                                                     YEAR           DECEMBER 7,       SEPTEMBER 1,
                                                    ENDED             2002 TO           2002 TO
                                                 OCTOBER 31,        OCTOBER 31,       DECEMBER 6,
                                                     2004               2003             2002*
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income .....................    $    38,759       $    295,788       $   114,105
   Net Realized Gain/(Loss)
     on Investments ..........................        811,421          1,389,098+       (2,848,315)
   Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments ..........................         (6,172)           512,523         1,603,480
--------------------------------------------------------------------------------------------------
   NET INCREASE/(DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS ..............................        844,008          2,197,409        (1,130,730)
--------------------------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income:
     Advisor Class ...........................            (26)               (19)               --
     Institutional Class .....................       (274,312)          (444,479)               --
--------------------------------------------------------------------------------------------------
   TOTAL DIVIDENDS ...........................       (274,338)          (444,498)               --
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (Note 7):
   Issued
     Advisor Class ...........................             --                 --                --
     Institutional Class .....................      8,277,440+++       5,385,871           255,012
   In Lieu of Cash Distributions
     Advisor Class ...........................             26                 19                --
     Institutional Class .....................        270,928            427,833                --
   Redeemed
     Advisor Class ...........................             --                 --                --
     Institutional Class .....................     (6,834,378)       (17,543,431)++       (580,296)
--------------------------------------------------------------------------------------------------
   Net  Increase/(Decrease) in Net Assets from
     Capital Share Transactions ..............      1,714,016        (11,729,708)         (325,284)
--------------------------------------------------------------------------------------------------
   TOTAL  INCREASE/(DECREASE) IN NET ASSETS ..      2,283,686         (9,976,797)       (1,456,014)
--------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period .......................      8,621,442         18,598,239        20,054,253
--------------------------------------------------------------------------------------------------
   END OF PERIOD** ...........................    $10,905,128       $  8,621,442       $18,598,239
==================================================================================================

  *   See Note 1 in Notes to Financial Statements regarding the reorganization.

 ** Includes undistributed net investment income of $33,034, $268,613 and $417,323 for the year ended October 31, 2004, and the periods from December 7, 2002 through October 31, 2003 and September 1, 2002 through December 6, 2002, respectively.

  +   Includes realized gain of $1,006,012 due to an in-kind redemption (see
      Note 9 in Notes to Financial Statements).

 ++   Includes redemptions as a result of an in-kind transfer of securities (see
      Note 9 in Notes to Financial Statements).

+++ Includes subscriptions as a result of an in-kind transfer of securities (see Note 9 in Notes to Financial Statements).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

                                                          CHARTWELL SMALL CAP VALUE FUND
                                                 -------------------------------------------------
                                                     YEAR           DECEMBER 7,       SEPTEMBER 1,
                                                    ENDED             2002 TO           2002 TO
                                                 OCTOBER 31,        OCTOBER 31,       DECEMBER 6,
                                                     2004               2003             2002*
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income .....................    $    24,669        $    64,404       $    20,320
   Net Realized Gain/(Loss)
     on Investments ..........................      4,768,509             29,915          (786,815)
   Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments ..........................       (646,374)         3,637,151           603,242
--------------------------------------------------------------------------------------------------
   NET INCREASE/(DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS ..............................      4,146,804          3,731,470          (163,253)
--------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
     Advisor Class ...........................           (286)              (392)               --
     Institutional Class .....................        (69,858)           (60,376)               --
   Net Realized Capital Gain:
     Advisor Class ...........................             --             (2,331)               --
     Institutional Class .....................             --           (344,260)               --
--------------------------------------------------------------------------------------------------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS ...........................        (70,144)          (407,359)               --
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (Note 7):
   Issued
     Advisor Class ...........................        165,129             31,742            16,131
     Institutional Class .....................      1,395,515          6,599,844         3,547,069
   In Lieu of Cash Distributions
     Advisor Class ...........................            288              2,724                --
     Institutional Class .....................         53,872            387,214                --
   Redeemed
     Advisor Class ...........................       (319,355)           (31,753)           (1,150)
     Institutional Class .....................     (3,684,481)          (542,925)               --
--------------------------------------------------------------------------------------------------
   Net Increase/(Decrease) in Net Assets from
     Capital Share Transactions ..............     (2,389,032)         6,446,846         3,562,050
--------------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ..............      1,687,628          9,770,957         3,398,797
--------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period .......................     26,003,943         16,232,986        12,834,189
--------------------------------------------------------------------------------------------------
   END OF PERIOD** ...........................    $27,691,571        $26,003,943       $16,232,986
==================================================================================================

 *    See Note 1 in Notes to Financial Statements regarding the reorganization.

** Includes undistributed net investment income of $3,466, $48,475 and $45,026 for the year ended October 31, 2004, and the periods from December 7, 2002 through October 31, 2003 and September 1, 2002 through December 6, 2002, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL LARGE CAP CORE FUND                    THE ADVISORS' INNER CIRCLE FUND

FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  ADVISOR CLASS
                                           ----------------------------------------------------------------
                                               YEAR        DECEMBER 7,       SEPTEMBER 1,        MARCH 1,
                                              ENDED          2002 TO           2002 TO          2002++ TO
                                           OCTOBER 31,     OCTOBER 31,       DECEMBER 6,        AUGUST 31,
                                               2004            2003             2002*              2002
                                           ------------    ------------      ------------      ------------
Net Asset Value,
Beginning of Period ....................      $ 8.95          $ 8.16            $ 8.64            $10.57
                                              ------          ------            ------            ------
Income from
   Investment Operations:
     Net Investment Income .............        0.03            0.11(2)           0.04              0.05
     Net Realized and Unrealized
       Gain/(Loss) on Investments ......        0.84            0.88(2)          (0.52)            (1.98)
                                              ------          ------            ------            ------
Total from Investment Operations .......        0.87            0.99             (0.48)            (1.93)
                                              ------          ------            ------            ------
Less Dividends:
     Net Investment Income .............       (0.27)          (0.20)               --                --
                                              ------          ------            ------            ------
Total Dividends ........................       (0.27)          (0.20)               --                --
                                              ------          ------            ------            ------
Net Asset Value, End of Period .........      $ 9.55          $ 8.95            $ 8.16            $ 8.64
                                              ======          ======            ======            ======
TOTAL RETURN+(1) .......................        9.92%          12.46%            (5.56)%          (18.26)%
                                              ======          ======            ======            ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .........................      $    1          $    1            $    1            $    1
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement ..............        1.49%           1.47%**           1.81%**           1.53%**
   After Expense Waiver
     and/or Reimbursement ..............        1.00%           1.00%**           1.00%**           1.00%**
Ratio of Net Investment
   Income to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement ..............        0.29%           1.54%**           2.12%**           1.14%**
Portfolio Turnover Rate ................      157.00%         183.74%            65.60%           190.54%

  + Not Annualized

 ++ Commencement of operations for Advisor Class.

  * After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Large Cap
    Core Fund acquired the assets of the AST Chartwell Large Cap Value Fund. The operations of the
    Advisors' Inner Circle Fund Chartwell Large Cap Core Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Large Cap Value Fund. See Note 1 in Notes to Financial Statements.

 ** Annualized.

(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund's shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.

(2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.

Amounts designated as "--" are $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL LARGE CAP CORE FUND                    THE ADVISORS' INNER CIRCLE FUND

FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       INSTITUTIONAL CLASS
                                   --------------------------------------------------------------------------------------------
                                      YEAR        DECEMBER 7,       SEPTEMBER 1,        YEAR           YEAR         OCTOBER 1,
                                      ENDED         2002 TO           2002 TO           ENDED          ENDED         1999* TO
                                   OCTOBER 31,    OCTOBER 31,       DECEMBER 6,       AUGUST 31,     AUGUST 31,     AUGUST 31,
                                      2004           2003              2002**            2002           2001           2000
                                   -----------    -----------       ------------      -----------    -----------    -----------
Net Asset Value,
   Beginning of Period .........     $  8.99         $ 8.19            $  8.67          $ 10.38        $ 10.63         $10.00
                                     -------         ------            -------          -------        -------         ------
Income from
   Investment Operations:
     Net Investment Income .....        0.04           0.13(2)            0.05             0.14           0.04           0.11
     Net Realized and
       Unrealized Gain/(Loss)
       on Investments ..........        0.85           0.87(2)           (0.53)           (1.75)         (0.23)          0.55
                                     -------         ------            -------          -------        -------         ------
Total from Investment
   Operations ..................        0.89           1.00              (0.48)           (1.61)         (0.19)          0.66
                                     -------         ------            -------          -------        -------         ------
Less Dividends and
   Distributions:
     Net Investment
       Income ..................       (0.29)         (0.20)                --            (0.10)         (0.03)         (0.03)
     Net Realized Gain .........          --             --                 --               --          (0.03)            --
                                     -------         ------            -------          -------        -------         ------
Total Dividends and
   Distributions ...............       (0.29)         (0.20)                --            (0.10)         (0.06)         (0.03)
                                     -------         ------            -------          -------        -------         ------
Net Asset Value, End of Period .     $  9.59         $ 8.99            $  8.19          $  8.67        $ 10.38         $10.63
                                     =======         ======            =======          =======        =======         ======
TOTAL RETURN+(1) ...............       10.12%         12.54%             (5.54)%         (15.65)%        (1.85)%         6.61%
                                     =======         ======            =======          =======        =======         ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................     $10,904         $8,620            $18,597          $20,053        $27,477         $8,896
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement ......        1.24%          1.22%***           1.56%***         1.22%          1.18%          2.89%***
   After Expense Waiver
      and/or Reimbursement .....        0.75%          0.75%***           0.75%***         0.75%          0.75%          0.75%***
Ratio of Net Investment
   Income to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement ......        0.54%          1.79%***           2.37%***         1.40%          1.18%          1.38%***
Portfolio Turnover Rate ........      157.00%        183.74%             65.60%          190.54%        173.68%        169.14%

   + Not Annualized

   * Commencement of operations for Institutional Class.

  ** After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund acquired the assets of the AST Chartwell Large Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Large Cap Core
     Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Large Cap Value Fund. See Note 1 in Notes to
     Financial Statements.

 *** Annualized.

 (1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
     Fund's shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.

 (2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.

Amounts designated as "--" are $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL SMALL CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND

FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  ADVISOR CLASS
                                           ------------------------------------------------------------------
                                               YEAR          DECEMBER 7,       SEPTEMBER 1,        MARCH 1,
                                              ENDED            2002 TO           2002 TO          2002++ TO
                                           OCTOBER 31,       OCTOBER 31,       DECEMBER 6,        AUGUST 31,
                                               2004              2003             2002*              2002
                                           ------------      ------------      ------------      ------------
Net Asset Value,
   Beginning of Period .................      $14.61            $12.70            $12.98             $14.83
                                              ------            ------            ------             ------
Income from
   Investment Operations:
     Net Investment Income/(Loss) ......       (0.01)(2)          0.01              0.01             (0.01)
     Net Realized and Unrealized
       Gain/(Loss) on Investments ......        2.42 (2)          2.18             (0.29)            (1.84)
                                              ------            ------           -------            ------
Total from Investment Operations .......        2.41              2.19             (0.28)            (1.85)
                                              ------            ------           -------            ------
Less Dividends and Distributions:
     Net Investment Income .............       (0.02)            (0.04)               --                --
     Net Realized Gain .................          --             (0.24)               --                --
                                              ------            ------           -------            ------
Total Dividends and Distributions ......       (0.02)            (0.28)               --                --
                                              ------            ------           -------            ------
Net Asset Value, End of Period .........      $17.00            $14.61            $12.70            $12.98
                                              ======            ======            ======            ======
TOTAL RETURN+(1) .......................       16.50%            17.65%            (2.16)%          (12.47)%
                                              ======            ======            ======            ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .........................      $    1            $  132            $  113            $  100
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement ..............        1.56%             1.68%**           2.43%**           2.40%**
   After Expense Waiver
     and/or Reimbursement ..............        1.35%             1.35%**           1.35%**           1.35%**
Ratio of Net Investment
   Income/(Loss) to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement ..............       (0.15)%            0.10%**           0.33%**          (0.14)%**
Portfolio Turnover Rate ................      128.32%            84.00%            18.39%            52.09%

  + Not Annualized.

 ++ Commencement of operations for Advisor Class.

  * After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Small Cap Value
    Fund acquired the assets of the AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner
    Circle Fund Chartwell Small Cap Value Fund prior to the acquisition were those of the predecessor fund,
    AST Chartwell Small Cap Value Fund. See Note 1 in Notes to Financial Statements.

 ** Annualized.

(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund's shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.

(2) Per share net investment income/(loss) and net realized and unrealized gain/(loss) calculated using average shares.

Amounts designated as "--" are $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL SMALL CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND

FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       INSTITUTIONAL CLASS
                                   ---------------------------------------------------------------------------------------------
                                      YEAR         DECEMBER 7,       SEPTEMBER 1,         YEAR           YEAR        OCTOBER 1,
                                      ENDED          2002 TO           2002 TO            ENDED          ENDED        1999* TO
                                   OCTOBER 31,     OCTOBER 31,       DECEMBER 6,       AUGUST 31,     AUGUST 31,     AUGUST 31,
                                      2004            2003              2002**            2002           2001           2000
                                   -----------     -----------       ------------      -----------    -----------    -----------
Net Asset Value,
   Beginning of Period .........     $ 14.64         $ 12.71            $ 12.97          $ 14.51         $12.75         $10.00
                                     -------         -------            -------          -------         ------         ------
Income from
   Investment Operations:
     Net Investment Income .....        0.02(2)         0.03               0.02             0.04           0.07           0.05
     Net Realized and
       Unrealized Gain/(Loss)
       on Investments ..........        2.44(2)         2.18              (0.28)           (0.93)          2.33           2.73
                                     -------         -------            -------          -------         ------         ------
Total from Investment
   Operations ..................        2.46            2.21              (0.26)           (0.89)          2.40           2.78
                                     -------         -------            -------          -------         ------         ------
Less Dividends and
   Distributions:
     Net Investment
       Income ..................       (0.04)          (0.04)                --            (0.04)         (0.05)         (0.03)
     Net Realized Gain .........          --           (0.24)                --            (0.61)         (0.59)            --
                                     -------         -------            -------          -------         ------         ------
Total Dividends and
   Distributions ...............       (0.04)          (0.28)                --            (0.65)         (0.64)         (0.03)
                                     -------         -------            -------          -------         ------         ------
Net Asset Value, End of Period .     $ 17.06         $ 14.64            $ 12.71          $ 12.97         $14.51         $12.75
                                     =======         =======            =======          =======         ======         ======
TOTAL RETURN+(1) ...............       16.85%          17.81%             (2.00)%          (6.40)%        19.20%         27.82%
                                     =======         =======            =======          =======         ======         ======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................     $27,691         $25,872            $16,120          $12,734         $6,307         $1,385
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement ......        1.31%           1.43%***           2.18%***         2.19%          3.31%         15.23%***
   After Expense Waiver ........
     and/or Reimbursement ......        1.10%           1.10%***           1.10%***         1.10%          1.10%          1.10%***
Ratio of Net Investment Income
   to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement ......        0.10%           0.35%***           0.58%***         0.28%          0.62%          0.48%***
Portfolio Turnover Rate ........      128.32%          84.00%             18.39%           52.09%         68.13%         68.77%

  + Not Annualized.

  * Commencement of operations for Institutional Class.

 ** After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund acquired the assets of the AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Small Cap Value
    Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Small Cap Value Fund. See Note 1 in Notes to
    Financial Statements.

*** Annualized.

(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
    Fund's shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.

(2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.

Amounts designated as "--" are $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

NOTE 1 - ORGANIZATION

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the Chartwell Large Cap Core Fund and the Chartwell Small Cap Value Fund (individually a "Fund", collectively the "Funds"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On November 25, 2002, the shareholders of the AST Chartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund (the "AST Portfolios") voted to approve a tax-free Reorganization of the AST Portfolios through a transfer of assets valued at $18,598,239 and shares of 2,270,869 to The Advisors' Inner Circle Fund Chartwell Large Cap Core Fund and transfer of asset valued at $16,232,986 and shares of 1,277,622 to the Chartwell Small Cap Value Fund. The Reorganization took place after close of business on December 6, 2002.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

      USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent,

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

      third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      CLASSES: Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net assets.

      EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. Dividends from net investment income, if any,

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

      are declared and paid to shareholders quarterly for each of the Funds. Any net realized capital gains are distributed to shareholders at least annually.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

NOTE 4 - ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee of 0.10% of the Funds' aggregate average daily net assets of the first $250 million and 0.09% of the Funds' aggregate average daily net assets in excess of $250 million of the Funds, subject to a minimum of $180,000. For purposes of this calculation, the assets and fees paid include those of the Chartwell Dividend and Income Fund, Inc., a fund whose financials are presented separately.

The Trust and Distributor are parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 0.25% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Institutional Class shares of the Funds.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

NOTE 5 - INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Chartwell Investment Partners (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement with the Trust. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the Funds' average daily net assets of the Chartwell Large Cap Core Fund and 0.80% based upon the Funds' average daily net assets of the Chartwell Small Cap Value Fund. For the year ended October 31, 2004, the Chartwell Large

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

Cap Core Fund and the Chartwell Small Cap Value Fund incurred $35,767 and $208,337, respectively, in Advisory Fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it, by each Fund, and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.00% of average daily net assets for the Chartwell Large Cap Core Fund - Advisor Class, 0.75% for the Chartwell Large Cap Core Fund - Institutional Class, 1.35% for the Chartwell Small Cap Value Fund - Advisor Class and 1.10% of for the Chartwell Small Cap Value Fund - Institutional Class. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years, if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, during the sixth and seventh year of the Fund's operations, respectively. Any such reimbursement is also contingent upon the Board's review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the year ended October 31, 2004, the Advisor reduced its fees and/or reimbursed Fund expenses in the amount of $34,899 for the Chartwell Large Cap Core Fund and $55,916 for the Chartwell Small Cap Value Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $444,890 for the Chartwell Large Cap Core Fund and $447,470 for the Chartwell Small Cap Value Fund at October 31, 2004. Accumulative expenses subject to recapture expire as follows:

                              CHARTWELL    CHARTWELL
                              LARGE CAP    SMALL CAP
                      YEAR    CORE FUND   VALUE FUND
                      ----    ---------   ----------
                      2005    $ 187,827   $  201,173
                      2006      222,164      190,381
                      2007       34,899       55,916

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

NOTE 6 - INVESTMENT TRANSACTIONS

For the year ended October 31, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Large Cap Core Fund were $12,133,761 and $11,060,542, respectively. For the year ended October 31, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Small Cap Value Fund were $32,249,188 and $35,056,754, respectively.

NOTE 7 - SHARE TRANSACTIONS

                                                         CHARTWELL LARGE CAP CORE FUND
                                                   ------------------------------------------
                                                      YEAR        DECEMBER 7,     SEPTEMBER 1,
                                                      ENDED         2002 TO         2002 TO
                                                   OCTOBER 31,    OCTOBER 31,     DECEMBER 6,
                                                      2004           2003            2002*
---------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Advisor Class Shares:
   Issued ......................................            --             --              --
   In Lieu of Cash Distributions ...............             3              2              --
   Redeemed ....................................            --             --              --
---------------------------------------------------------------------------------------------
     Net Increase in Advisor
     Class Shares ..............................             3              2              --
---------------------------------------------------------------------------------------------
Institutional Class Shares:
   Issued ......................................       869,398++      646,279          32,818
   In Lieu of Cash Distributions ...............        30,613         55,062              --
   Redeemed ....................................      (722,403)    (2,012,862)+       (75,949)
---------------------------------------------------------------------------------------------
     Net Increase/(Decrease) in Institutional
     Class Shares ..............................       177,608     (1,311,521)        (43,131)
=============================================================================================
     Net Increase/(Decrease) in Shares .........       177,611     (1,311,519)        (43,131)
=============================================================================================

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

                                                         CHARTWELL SMALL CAP VALUE FUND
                                                   ------------------------------------------
                                                      YEAR        DECEMBER 7,     SEPTEMBER 1,
                                                      ENDED         2002 TO         2002 TO
                                                   OCTOBER 31,    OCTOBER 31,     DECEMBER 6,
                                                      2004           2003            2002*
---------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Advisor Class Shares:
   Issued ......................................        10,854          2,455           1,280
   In Lieu of Cash Distributions ...............            18            224              --
   Redeemed ....................................       (19,830)        (2,569)            (93)
---------------------------------------------------------------------------------------------
     Net Increase/(Decrease) in Advisor
     Class Shares ..............................        (8,958)           110           1,187
---------------------------------------------------------------------------------------------
Institutional Class Shares:
   Issued ......................................        85,897        508,739         287,254
   In Lieu of Cash Distributions ...............         3,526         31,861              --
   Redeemed ....................................      (233,775)       (41,952)             --
---------------------------------------------------------------------------------------------
     Net Increase/(Decrease) in Institutional
     Class Shares ..............................      (144,352)       498,648         287,254
=============================================================================================
     Net Increase/(Decrease) in Shares .........      (153,310)       498,758         288,441
=============================================================================================

  *   See Note 1 in Notes to Financial Statements regarding the reorganization.

  +   Includes redemptions as a result of an in-kind transfer of securities (see
      Note 9 in Notes to Financial Statements).

 ++ Includes subscriptions as a result of an in-kind transfer of securities (see Note 9 in Notes to Financial Statements).

NOTE 8 - FEDERAL TAX INFORMATION

It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

Permanent book and tax differences, have been reclassified to/from the following accounts as of October 31, 2004.

                                                UNDISTRIBUTED     ACCUMULATED
                                                NET INVESTMENT     REALIZED
                              PAID-IN-CAPITAL   INCOME/(LOSS)     GAIN/(LOSS)
                              ---------------   --------------    -----------
Chartwell Small Cap
   Value Fund..............       $ (466)          $  466            $  --

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the periods noted below were as follows:

                                       ORDINARY     LONG TERM
                                        INCOME     CAPITAL GAIN      TOTAL
                                       ---------   ------------    ---------
CHARTWELL LARGE CAP CORE FUND
   2004(1)..........................   $ 274,338   $         --    $ 274,338
   2003(2)..........................     444,498             --      444,498
   2002(3)..........................          --             --           --

CHARTWELL SMALL CAP VALUE FUND
   2004(1)..........................   $  70,144   $         --    $  70,144
   2003(2)..........................      84,398        322,961      407,359
   2002(3)..........................          --             --           --

(1) For the year ended October 31, 2004.

(2) For the period from December 7, 2002 to October 31, 2003.

(3) For the period from September 1, 2002 to December 6, 2002.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

As of October 31, 2004, the components of Distributable Earnings (Accumulated Losses) were as follows:

                                                CHARTWELL       CHARTWELL
                                                LARGE CAP       SMALL CAP
                                                CORE FUND      VALUE FUND
                                               ------------    -----------
Undistributed Ordinary Income..............    $     33,034    $ 1,672,087
Undistributed Long Term Capital Gain.......              --      2,265,556
Capital Loss Carryforwards.................      (4,438,376)            --
Net Unrealized Appreciation................          94,088      2,688,549
                                               ------------    -----------
Total Distributable Earnings
  (Accumulated Losses).....................    $ (4,311,254)   $ 6,626,192
                                               ============    ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2004, Chartwell Large Cap Core Fund and Chartwell Small Cap Value Fund utilized $726,730 and $792,366 of capital loss carryforwards, respectively, to offset capital gains.

The Funds had capital loss carryforwards expiring as follows:

                                                CHARTWELL       CHARTWELL
                                                LARGE CAP       SMALL CAP
                                                CORE FUND      VALUE FUND
                                               ------------    -----------

2009.......................................    $   (475,793)   $        --
2010.......................................      (3,523,423)            --
2011.......................................        (439,160)            --
                                               ------------    -----------
                                               $ (4,438,376)   $        --
                                               ============    ===========

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

For Federal income tax purposes, the cost of securities owned at October 31, 2004, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2004, were as follows:

                                                CHARTWELL       CHARTWELL
                                                LARGE CAP       SMALL CAP
                                                CORE FUND      VALUE FUND
                                               ------------    -----------

Federal tax cost...........................    $ 10,703,600    $25,085,515
                                               ------------    -----------
Gross unrealized appreciation..............         379,142      3,142,342
Gross unrealized depreciation..............        (285,054)      (453,793)
                                               ------------    -----------
Net unrealized appreciation................    $     94,088    $ 2,688,549
                                               ============    ===========

NOTE 9 - IN-KIND TRANSACTIONS

During the year ended October 31, 2004, Chartwell Large Cap Core Fund issued 26,073 shares of beneficial interest in exchange for an investor's assets valued at $249,255.

During the period ended October 31, 2003, Chartwell Large Cap Core Fund redeemed 1,042,661 shares of beneficial interest in exchange for Fund's assets valued at $9,118,176. The Fund realized a gain of $1,006,012 for financial reporting purposes. However, no realized gain will be recognized for Federal income tax purposes.

NOTE 10 - OTHER

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of
Chartwell Large Cap Core Fund and
Chartwell Small Cap Value Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Chartwell Large Cap Core and Chartwell Small Cap Value Funds (the "Funds"), two of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2004, and the related statements of operations for the year then ended, statements of changes in net assets and the financial highlights for the year ended October 31, 2004 and the period from December 7, 2002 through October 31, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights for the periods ending December 6, 2002, and prior, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated February 4, 2003.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Chartwell Large Cap Core and Chartwell Small Cap Value Funds of The Advisors' Inner Circle Fund as of October 31, 2004, the results of their operations for the year then ended, the statement of changes in their net assets and the financial highlights for the year ended October 31, 2004 and the period December 7, 2002 through October 31, 2003, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Philadelphia, Pennsylvania
December 22, 2004

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 610-296-1400. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                         TERM OF                                  IN THE ADVISORS'
                        POSITION(S)    OFFICE AND                                 INNER CIRCLE FUND
 NAME, ADDRESS,          HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
   AGE 1                 THE TRUST    TIME SERVED 2      DURING PAST 5 YEARS           MEMBER          HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY            Trustee     (Since 1993)    Vice Chairman of                   43           Trustee of The
77 yrs. old                                           Ameritrust Texas N.A.,                          Advisors' Inner
                                                      1989-1992, and MTrust                           Circle Fund II, The
                                                      Corp., 1985-1989.                               MDL Funds, and The
                                                                                                      Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON       Trustee     (Since 1993)    Pennsylvania State                 43           Member and Treasurer,
87 yrs. old                                           University, Senior Vice                         Board of Trustees of
                                                      President, Treasurer                            Grove City College.
                                                      (Emeritus); Financial                           Trustee of The
                                                      and Investment                                  Advisors' Inner
                                                      Consultant, Professor of                        Circle Fund II, The
                                                      Transportation since                            MDL Funds, and The
                                                      1984; Vice President-                           Expedition Funds.
                                                      Investments, Treasurer,
                                                      Senior Vice President
                                                      (Emeritus), 1982-1984.
                                                      Director, Pennsylvania
                                                      Research Corp.
------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS          Trustee     (Since 1993)    Private investor from              43           Trustee of The
75 yrs. old                                           1987 to present. Vice                           Advisors' Inner
                                                      President and Chief                             Circle Fund II, The
                                                      Financial officer,                              MDL Funds, and The
                                                      Western Company of North                        Expedition Funds.
                                                      America (petroleum ser-
                                                      vice company), 1980-1986.
                                                      President of Gene
                                                      Peters and Associates
                                                      (import company),
                                                      1978-1980. President
                                                      and Chief Executive
                                                      Officer of Jos. Schlitz
                                                      Brewing Company
                                                      before 1978.
------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY           Trustee     (Since 1994)    Attorney, solo                     43           Trustee of The
73 yrs. old                                           practitioner since 1994.                        Advisors' Inner ,
                                                      Partner, Dechert (law                           Circle Fund II, The
                                                      firm), September                                MDL Funds, The
                                                      1987-December 1993.                             Expedition Funds,
                                                                                                      State Street Research
                                                                                                      Funds, Massachusetts
                                                                                                      Health and Education
                                                                                                      Tax Exempt Trust, SEI
                                                                                                      Asset Allocation Trust,
                                                                                                      SEI Daily Income Trust,
                                                                                                      SEI Index Funds, SEI
                                                                                                      Institutional
                                                                                                      International Trust,
                                                                                                      SEI Institutional
                                                                                                      Investments Trust,
                                                                                                      SEI Institutional
                                                                                                      Managed Trust, SEI
                                                                                                      Liquid Asset Trust,
                                                                                                      SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her succes-
  sor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
  1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      36-37

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                            TERM OF                                 IN THE ADVISORS'
                           POSITION(S)    OFFICE AND                                INNER CIRCLE FUND
     NAME, ADDRESS,         HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD      OTHER DIRECTORSHIPS
          AGE 1             THE TRUST    TIME SERVED 2     DURING PAST 5 YEARS           MEMBER          HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J. SULLIVAN, JR.      Trustee     (Since 1999)    Chief Executive Officer,          43            Trustee, State Street
62 yrs. old                                              Newfound Consultants,                           Navigator Securities
                                                         Inc. since April 1997.                          Lending Trust, since
                                                         General Partner,                                1995. Trustee of The
                                                         Teton Partners,                                 Advisors' Inner Circle
                                                         L.P., June 1991-                                Fund II, The MDL Funds,
                                                         December 1996; Chief                            The Expedition Funds,
                                                         Financial Officer,                              SEI Asset Allocation
                                                         Nobel Partners, L.P.,                           Trust, SEI Daily Income
                                                         March 1991-December                             Trust, SEI Index Funds,
                                                         1996; Treasurer and                             SEI Institutional
                                                         Clerk, Peak Asset                               International Trust,
                                                         Management, Inc., since                         SEI Institutional
                                                         1991.                                           Investments Trust, SEI
                                                                                                         Institutional Managed
                                                                                                         Trust, SEI Liquid Asset
                                                                                                         Trust, SEI Tax Exempt
                                                                                                         Trust, SEI Absolute
                                                                                                         Return Master Fund, LP,
                                                                                                         SEI  Opportunity Master
                                                                                                         Fund, LP, SEI Absolute
                                                                                                         Return Fund, LP, and
                                                                                                         SEI Opportunity Fund,
                                                                                                         LP.
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER             Chairman    (Since 1991)    Currently performs                43            Trustee of The
58 yrs. old                of the Board                  various services on                             Advisors' Inner Circle
                            of trustee                   behalf of SEI                                   Fund II, Bishop Street
                                                         Investments for which                           Funds, The Expedition
                                                         Mr. Nesher is                                   Funds, The MDL Funds,
                                                         compensated. Executive                          SEI Asset Allocation
                                                         Vice President of SEI                           Trust, SEI Daily Income
                                                         Investments, 1986-1994.                         Trust, SEI Index Funds,
                                                         Director and Executive                          SEI Institutional
                                                         Vice President of the                           International Trust,
                                                         Administrator and the                           SEI Institutional
                                                         Distributor, 1981-1994.                         Investments Trust, SEI
                                                                                                         Institutional Managed
                                                                                                         Trust, SEI Liquid Asset
                                                                                                         Trust, SEI Tax Exempt
                                                                                                         Trust, SEI Opportunity
                                                                                                         Master Fund, L.P., SEI
                                                                                                         Opportunity Fund, L.P.,
                                                                                                         SEI Absolute Return
                                                                                                         Master Fund, L.P., SEI
                                                                                                         Absolute Return Fund,
                                                                                                         L.P., SEI Global Master
                                                                                                         Fund, PLC, SEI Global
                                                                                                         Assets Fund, PLC, SEI
                                                                                                         Investments Fund, PLC
                                                                                                         and SEI Investments
                                                                                                         Global, Limited.
--------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
  1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      38-39

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                                    TERM OF                              IN THE ADVISORS'
                               POSITION(S)        OFFICE AND                            INNER CIRCLE FUND     OTHER DIRECTORSHIPS
     NAME, ADDRESS,             HELD WITH          LENGTH OF    PRINCIPAL OCCUPATION(S) OVERSEEN BY BOARD        HELD BY BOARD
          AGE 1                 THE TRUST        TIME SERVED 2    DURING PAST 5 YEARS   MEMBER  / OFFICER    MEMBER 3 / OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)

WILLIAM M. DORAN                 Trustee         (Since 1992)   Self-employed                    43         Director of SEI
1701 Market Street                                              consultant since 2003.                      Investments Company
Philadelphia, PA 19103                                          Partner, Morgan, Lewis                      and SEI Investments
64 yrs. old                                                     & Bockius LLP (law                          Distribution Co.,
                                                                firm), counsel to the                       Trustee of The Advisors'
                                                                Trust, SEI                                  Inner Circle Fund II,
                                                                Investments, the                            The MDL Funds, The
                                                                Administrator and the                       Expedition Funds SEI
                                                                Distributor from                            Asset Allocation
                                                                1976-2003. Director of                      Trust, SEI Daily
                                                                Distributor since                           Income Trust, SEI
                                                                2003. Director of SEI                       Index Funds, SEI
                                                                Investments since                           Institutional
                                                                1974; Secretary of SEI                      International Trust,
                                                                Investments since                           SEI Institutional
                                                                1978.                                       Investments Trust, SEI
                                                                                                            Institutional Managed
                                                                                                            Trust, SEI Liquid
                                                                                                            Asset Trust, and SEI
                                                                                                            Tax Exempt Trust.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA              President        (Since 2003)   Senior Operations               N/A                   N/A
42 yrs. old                                                     Officer, SEI
                                                                Investments, Fund
                                                                Accounting and
                                                                Administration since
                                                                1996; Assistant Chief
                                                                Accountant for the
                                                                U.S. Securities and
                                                                Exchange Commission
                                                                from 1993-1996.
-----------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN               Controller and Chief  (Since 2004)   Director, SEI                   N/A                   N/A
40 yrs. old                 Financial Officer                   Investments, Fund
                                                                Accounting and
                                                                Administration since
                                                                June 2001. From March
                                                                2000 to 2001, Vice
                                                                President of Funds
                                                                Administration for
                                                                J.P. Morgan Chase &
                                                                Co. From 1997 to 2000,
                                                                Vice President of
                                                                Pension and Mutual
                                                                Fund Accounting for
                                                                Chase Manhattan Bank.
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Chief Compliance    (Since 2004)   Vice President and              N/A                   N/A
36 yrs. old                      Officer                        Assistant Secretary of
                                                                SEI Investments Global
                                                                Funds Services and SEI
                                                                Investments
                                                                Distribution Co. from
                                                                2000-2004; Vice
                                                                President, Merrill
                                                                Lynch & Co. Asset
                                                                Management Group from
                                                                1998-2000; Associate
                                                                at Pepper Hamilton LLP
                                                                from 1997-1998.
-----------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
  (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      40-41

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                                     TERM OF                              IN THE ADVISORS'
                              POSITION(S)          OFFICE AND                             INNER CIRCLE FUND
   NAME, ADDRESS,              HELD WITH            LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1                  THE TRUST           TIME SERVED     DURING PAST 5 YEARS         OFFICER           HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES NDIAYE                Vice President        (Since 2004)   Employed by SEI                 N/A                   N/A
36 yrs. old                  and Secretary                       Investments Company
                                                                 since 2004. Vice
                                                                 President, Deutsche
                                                                 Asset Management from
                                                                 2003-2004. Associate,
                                                                 Morgan, Lewis &
                                                                 Bockius LLP from 2000-
                                                                 2003. Counsel,
                                                                 Assistant Vice
                                                                 President, ING
                                                                 Variable Annuities
                                                                 Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO         Vice President and       (Since 2000)   General Counsel, Vice           N/A                   N/A
36 yrs. old              Assistant Secretary                     President and
                                                                 Secretary of SEI
                                                                 Investments Global
                                                                 Funds Services since
                                                                 1999; Associate,
                                                                 Dechert (law firm)
                                                                 from 1997-1999;
                                                                 Associate, Richter,
                                                                 Miller & Finn (law
                                                                 firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNERA            Vice President and      (Since 2002)   Middle Office                   N/A                   N/A
41 yrs. old               Assistant Secretary                    Compliance Officer at
                                                                 SEI Investments since
                                                                 2000; Supervising
                                                                 Examiner at Federal
                                                                 Reserve Bank of
                                                                 Philadelphia from
                                                                 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T.                 Vice President and      (Since 2004)   Employed by SEI                 N/A                   N/A
MASTERSON                 Assistant Secretary                    Investments Company
40 yrs. old                                                      since 2004. General
                                                                 Counsel, CITCO Mutual
                                                                 Fund Services from
                                                                 2003-2004. Vice
                                                                 President & Associate
                                                                 Counsel from 2001-2003
                                                                 and Vice President &
                                                                 Assistant Counsel,
                                                                 Oppenheimer Funds from
                                                                 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                      42-43

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

------------------------------------------------------------------------------
                                  BEGINNING    ENDING                  EXPENSE
                                   ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                    VALUE       VALUE      EXPENSE     DURING
                                   4/30/04    10/31/04      RATIOS     PERIOD*
------------------------------------------------------------------------------
CHARTWELL LARGE CAP CORE FUND
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Advisor Class                     $1,000.00   $1,011.70      1.00%      $ 5.06
Institutional Class               $1,000.00   $1,012.70      0.75%      $ 3.79
HYPOTHETICAL 5% RETURN
Advisor Class                     $1,000.00   $1,020.11      1.00%      $ 5.08
Institutional Class               $1,000.00   $1,021.37      0.75%      $ 3.81
------------------------------------------------------------------------------
CHARTWELL SMALL CAP VALUE FUND
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Advisor Class                     $1,000.00   $1,053.90      1.35%      $ 6.97
Institutional Class               $1,000.00   $1,056.30      1.10%      $ 5.69
HYPOTHETICAL 5% RETURN
Advisor Class                     $1,000.00   $1,018.35      1.35%      $ 6.85
Institutional Class               $1,000.00   $1,019.61      1.10%      $ 5.58
------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Funds are designating the following items with regard to distributions paid during the year.

                                                                      DIVIDEND
                                                                   QUALIFYING FOR        QUALIFYING
                  LONG TERM        ORDINARY                      CORPORATE DIVIDENDS   DIVIDEND INCOME
                CAPITAL GAIN        INCOME           TOTAL           RECEIVABLE         (15% TAX RATE
                DISTRIBUTIONS    DISTRIBUTIONS   DISTRIBUTIONS      DEDUCTION (1)       FOR QDI) (2)
                -------------    -------------   -------------   -------------------   ---------------
Chartwell
  Large Cap
  Core Fund          0.00%          100.00%         100.00%               100.00%           100.00%

Chartwell
  Small Cap
  Value Fund         0.00%          100.00%         100.00%                16.59%            16.14%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions". It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by the law.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.

                                     NOTES

                                     NOTES

ADVISOR
Chartwell Investment Partners
1235 Westlakes Drive
Suite 400
Berwyn, PA 19312
(610) 296-1400

DISTRIBUTOR
SEI Investments Distribution Company
One Freedom Valley Drive
Oaks, PA 19456

CUSTODIAN
Wachovia Bank, N.A.
123 Broad Street
Philadelphia, PA 19109

TRANSFER AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, PA 19103

The Trust's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling (610) 296-1400; and (ii) on the Commission's website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.